Related party balances and transactions (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Apr. 02, 2025	Apr. 20, 2023	Aug. 01, 2021	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Credit limit amounted				the Company’s major suppliers for a roll-over credit limit amounted to RMB1,000,000 (approximately $141,000) with a period of five years, expiring on March 16, 2026, that can be used during the Company’s purchase transaction. Additionally, a separate credit facility of RMB3,000,000 (approximately $421,000) has been granted by this major supplier for the Company’s purchase transaction as of September 30, 2025
Operating lease	$ 112,745		$ 40,455
Operating lease		$ 3,371		$ 94,908	$ 39,310	$ 38,450
Jinshan Yao And Ke Chen [Member]
Related Party Transaction [Line Items]
Bank loans amounted				561,877	569,995
Ke Chen Jinshan Yao [Member]
Related Party Transaction [Line Items]
Bank loans amounted				1,337,066	1,437,814	1,456,848
Chengdu Small Enterprise Financing Guarantee Ltd [Member]
Related Party Transaction [Line Items]
Bank loans amounted				284,998	1,233,553
Ke Chen [Member]
Related Party Transaction [Line Items]
loans borrowed				$ 100,335	$ 0	$ 67,960